Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Disclosure [Line Items]
Secured	¥ 30,537	¥ 29,086
Unsecured	1,289	1,586
Long-term Debt, Total	31,826	30,672
Less, portion due within one year	(12,360)	(9,817)
Long-term portion	19,466	20,855
Long-term Debt	¥ 31,826	¥ 30,672
Minimum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	7.01%	7.01%